Goodwill (Tables)	12 Months Ended
Dec. 31, 2016
Goodwill [Abstract]
Schedule of carrying amount of goodwill
Agency segment
RMB
Balance as of December 31, 2015	133,474
Eliminated on disposal of a subsidiary	(11,397)
Balance as of December 31, 2016	122,077

Schedule of gross amount and accumulated impairment losses

	Agency segment	Claims Adjusting segment	Total
	RMB	RMB	RMB
Gross as of January 1, 2015	1,096,102	38,077	1,134,179
Eliminated on disposal of a subsidiary	—	(16,940)	(16,940)
Gross as of December 31, 2015	1,096,102	21,137	1,117,239
Eliminated on disposal of a subsidiary	(173,608)	—	(173,608)
Gross as of December 31, 2016	922,494	21,137	943,631
Accumulated impairment loss as of January 1, 2015	(962,628)	(38,077)	(1,000,705)
Eliminated on disposal of a subsidiary	—	16,940	16,940
Accumulated impairment loss as of December 31, 2015	(962,628)	(21,137)	(983,765)
Eliminated on disposal of a subsidiary	162,211	—	162,211
Accumulated impairment loss as of December 31, 2016	(800,417)	(21,137)	(821,554)
Net as of December 31, 2015	133,474	—	133,474
Net as of December 31, 2016	122,077	—	122,077